Partners' Capital (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015
Limited Partners' Capital Account [Line Items]
Incentive distribution rights, maximum ownership percentage by general partner			48.00%
Quarterly cash distribution declared	$ 13,100		$ 12,975
Quarterly distribution declared, per unit	$ 0.4025	$ 0.40
General Partner [Member]
Limited Partners' Capital Account [Line Items]
Ownership interest, percentage			2.00%
Partnership distributions, first qualifier, percentage distribution on each oustanding unit			2.00%
Partnership distributions, second qualifier, percentage distribution on any arrearages to each outstanding unit			2.00%
Partnership distributions, third qualifier, percentage distribution on each outstanding unit			2.00%
Quarterly cash distribution declared			$ 259
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Partnership distributions, first qualifier, percentage distribution on each oustanding unit			98.00%
Partnership distributions, second qualifier, percentage distribution on any arrearages to each outstanding unit			98.00%
Subordinated Units [Member]
Limited Partners' Capital Account [Line Items]
Partnership distributions, third qualifier, percentage distribution on each outstanding unit			98.00%
Three Consecutive, Four Quarter Periods Ending On or After June 30 2018 [Member] | Minimum [Member]
Limited Partners' Capital Account [Line Items]
Annualized minimum distirbutions to be paid, per unit			$ 1.60
Any Four Quarter Period Ending On or After June 30, 2016, Provided No Arrearages [Member] | Minimum [Member]
Limited Partners' Capital Account [Line Items]
Annualized minimum distirbutions to be paid, per unit			2.40
Second Target Distribution [Member] | Minimum [Member]
Limited Partners' Capital Account [Line Items]
Total quarterly distribution per unit, target amount			$ 0.46